Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Sep. 28, 2016
Registrant Name	dei_EntityRegistrantName	DEUTSCHE INVESTMENT TRUST
CIK	dei_EntityCentralIndexKey	0000088064
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Sep. 28, 2016
Effective Date	dei_DocumentEffectiveDate	Sep. 28, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016